FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details) € in Millions, $ in Millions						12 Months Ended
	Nov. 19, 2025 USD ($)	Nov. 19, 2025 EUR (€)	Jun. 01, 2025 USD ($)	Jul. 31, 2024 USD ($) extension_option	May 29, 2024 USD ($) extension_option	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jul. 28, 2025 USD ($)	Apr. 30, 2025	Mar. 18, 2025	Nov. 25, 2020 USD ($)	Dec. 19, 2018 USD ($)	Sep. 30, 2010 USD ($)
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity					$ 5,500
Borrowings, number of extensions | extension_option					2
Borrowings, extension option term					1 year
Notional amount | €							€ 5,500
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity														$ 5,500
5.5 billion revolving credit facility, due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings extension option exercised											1 year
2010 revolving multi-currency letter of credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity													$ 395		$ 500
Revolving multi-currency letter of credit facility, due 2027
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity				$ 445
Borrowings, number of extensions | extension_option				2
Borrowings, extension option term						1 year
Accordion feature, higher borrowing capacity option				$ 595
Revolving multi-currency letter of credit facility, due 2028
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity										$ 500
Borrowings extension option exercised												1 year
Accordion feature exercised - increase in borrowing capacity										$ 55
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500
Repayments of borrowings, classified as financing activities			$ 184
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						6.13%	6.13%
€650000000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 650	€ 650,000	$ 754	€ 650
€650000000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						3.25%	3.25%	3.25%	3.25%
Euro Medium Term Note Program
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 10,000
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 750	€ 750
Repayments of borrowings, classified as financing activities	$ 869	€ 750
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)						1.75%	1.75%